BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - shares	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Potentially dilutive securities	2,188,411,565	1,408,450,093	2,008,548,779	1,411,303,018
Class A Preferred Stock
Potentially dilutive securities	1,994,099,975	1,405,972,450	1,893,149,525	1,408,825,375
Class B Preferred Stock
Potentially dilutive securities		314,754		314,754
Class C Preferred Stock
Potentially dilutive securities	405,111	747,540	688,598	747,540
Class D Preferred Stock
Potentially dilutive securities	66,176,004	1,395,349	47,352,673	1,395,349
Class E Preferred Stock
Potentially dilutive securities	76,387,816		45,053,832
Convertible Notes
Potentially dilutive securities	47,213,668	20,000	18,175,060	20,000
Warrant [Member]
Potentially dilutive securities	4,129,091		4,129,091